CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2019	$ 6,750	$ 94,696	$ (627)	$ 5,924	$ (18,961)	$ 24	$ 87,806
Balance, shares at Dec. 31, 2019	23,153,985
Issuance of shares upon exercise of employee stock options	$ 3	38	0	0	0	0	41
Issuance of shares upon exercise of employee stock options, shares	10,000
Stock-based compensation	$ 0	231	0	0	0	0	231
Cash distribution paid to Company’s shareholders	0	(25,000)	0	0	0	0	(25,000)
Foreign currency translation adjustments- the Company	0	0	0	3,180	0	0	3,180
Comprehensive income (loss):
Net income (loss)	0	0	0	0	360	(23)	337
Foreign currency translation adjustments	0	0	661	0	0	0	661
Adjustment to the redemption value of redeemable non-controlling interests	0	0	0	0	(158)	0	(158)
Balance at Dec. 31, 2020	$ 6,753	69,965	34	9,104	(18,759)	1	67,098
Balance, shares at Dec. 31, 2020	23,163,985
Issuance of shares upon exercise of employee stock options	$ 43	391	0	0	0	0	434
Issuance of shares upon exercise of employee stock options, shares	137,668
Stock-based compensation	$ 0	155	0	0	0	0	155
Cash distribution paid to Company’s shareholders	0	(40,117)	0	0	0	0	(40,117)
Foreign currency translation adjustments- the Company	0	0	0	583	0	0	583
Comprehensive income (loss):
Net income (loss)	0	0	0	0	6,417	(1)	6,416
Realized foreign currency translation adjustments	0	0	1,442	0	0	0	1,442
Foreign currency translation adjustments	0	0	(254)	0	0	0	(254)
Balance at Dec. 31, 2021	$ 6,796	30,394	1,222	9,687	(12,342)	$ 0	$ 35,757
Balance, shares at Dec. 31, 2021	23,301,653						23,301,653
Issuance of shares upon exercise of employee stock options	$ 3	16	0	0	0		$ 19
Issuance of shares upon exercise of employee stock options, shares	8,334
Stock-based compensation	$ 0	93	0	0	0		93
Foreign currency translation adjustments- the Company	0	0	0	(33)	0		(33)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	3,831		3,831
Foreign currency translation adjustments	0	0	(1,980)	0	0		(1,980)
Balance at Dec. 31, 2022	$ 6,799	$ 30,503	$ (758)	$ 9,654	$ (8,511)		$ 37,687
Balance, shares at Dec. 31, 2022	23,309,987						23,309,987